ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 271	$ 147
Accounts payable	117	87
Current interest payable	64	68
Deferred consideration	35	55
Acquisition and related provisions	0	54
LP unitholders' distributions, preferred limited partnership unit distributions and preferred dividends payable	29	24
Other	26	32
Total accounts payable and accrued liabilities	$ 542	$ 467